UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-9176

                 AllianceBernstein Select Investor Series, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2004

                     Date of reporting period: July 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS.

AllianceBernstein Select Investor Series
Biotechnology Portfolio

PORTFOLIO OF INVESTMENTS
July 31, 2004 (unaudited)

Company                                             Shares        U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS -  102.2%

Israel -  2.4%
Teva Pharmaceutical Industries, Ltd. (ADR)          127,600      $   3,776,960
                                                                 --------------

Switzerland -  2.7%
Serono SA (ADR)                                     270,500          4,141,355
                                                                 --------------

United Kingdom -  2.2%
GlaxoSmithKline Plc. (ADR)                           84,200          3,447,990
                                                                 --------------

United States -  94.9%
Abgenix, Inc. (a)                                   766,200          7,489,605
ABIOMED, Inc. (a)                                   334,900          3,616,920
Alkermes, Inc. (a)                                  275,600          2,973,724
Amgen, Inc. (a)(b)                                  234,496         13,338,132
Amylin Pharmaceuticals, Inc. (a)                     91,900          1,893,140
Antigenics, Inc. (a)                                 30,000            227,400
Applera Corp. - Applied Biosystems Group            285,000          5,896,650
ArQule, Inc. (a)                                    270,600          1,155,462
Biogen Idec, Inc. (a)                               237,475         14,248,500
Cephalon, Inc. (a)                                  156,800          7,921,536
Chiron Corp. (a)                                     82,500          3,780,975
Corgentech, Inc. (a)                                  9,000            124,560
Forest Laboratories, Inc. (a)                        54,800          2,755,892
Genentech, Inc. (a)                                 193,800          9,434,184
Genzyme Corp. - General Division (a)                105,200          5,394,656
Gilead Sciences, Inc. (a)(b)                        102,200          6,606,208
GTx, Inc. (a)                                        50,000            425,500
Human Genome Sciences, Inc. (a)(b)                  730,500          7,323,263
ICOS Corp. (a)                                      114,100          2,745,246
MedImmune, Inc. (a)                                 208,400          4,801,536
Millennium Pharmaceuticals, Inc. (a)                639,100          7,106,792
Myriad Genetics, Inc. (a)                           151,400          2,074,180
NPS Pharmaceuticals, Inc. (a)                       247,400          4,614,010
Nuvelo, Inc. (a)                                    325,000          2,613,000
PerkinElmer, Inc.                                   326,900          5,746,902
Protein Design Labs, Inc. (a)                       453,800          7,351,560
Sepracor, Inc. (a)                                  155,400          7,143,738


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

Company                                             Shares        U.S. $ Value
-------------------------------------------------------------------------------

Tanox, Inc. (a)                                     255,400      $   4,002,118
Trimeris, Inc. (a)                                   56,200            644,614
Vertex Pharmaceuticals, Inc. (a)                    468,400          4,323,332
                                                                 --------------
                                                                   147,773,335
                                                                 --------------
Total Investments - 102.2%
   (cost $186,485,457)                                             159,139,640
Other assets less liabilities -  2.2%                               (3,500,217)
                                                                 --------------

Net Assets - 100%                                                $ 155,639,423
                                                                 ==============


SECURITIES SOLD SHORT                               Shares        U.S. $ Value
-------------------------------------------------------------------------------
Bausch & Lomb, Inc.                                  26,867      $  (1,654,739)
Celgene Corp. (a)                                    10,000           (533,300)
deCode Genetics, Inc. (a)                           200,000         (1,370,000)
DENTSPLY International, Inc.                         15,000           (729,450)
Gene Logic, Inc. (a)                                 75,000           (291,750)
Incyte Corp. (a)                                     75,000           (461,250)
Lexicon Genetics, Inc. (a)                          100,000           (606,000)
Transgenomic, Inc. (a)                               50,000            (69,000)
                                                                 --------------

Total Securities Sold Short
   (proceeds $6,483,165)                                         $  (5,715,489)
                                                                 ---------------

                                                   Percent of
                                                      Total
INDUSTRY BREAKDOWN                                 Investments
------------------------------------------------------------------------
Biotechnology                                         85.2 %
Drugs                                                 10.8
Medical Products                                       3.9
Miscellaneous Health Care                              0.1
                                                    ------
                                                     100.0 %
                                                    ------

(a)   Non-income producing security.

(b) Positions, or portions thereof, with an aggregate market value of $ 17,001,000 have been segregated to collateralize short sales.

      Glossary:

      ADR - American Depositary Receipt


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

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.       EXHIBITS.

The following exhibits are attached to this Form N-Q:

         EXHIBIT NO.      DESCRIPTION OF EXHIBIT

         11 (a) (1)       Certification of Principal Executive Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         11 (a) (2)       Certification of Principal Financial Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002


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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Select Investor Series, Inc.

By:      /s/ Marc O. Mayer
         -----------------
         Marc O. Mayer
         President

Date:    September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         -----------------
         Marc O. Mayer
         President

Date:    September 27, 2004

By:      /s/ Mark D. Gersten
         -------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:    September 27, 2004


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